GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 11 – GOODWILL AND INTANGIBLE ASSETS

There are no goodwill and intangible assets as of December 31, 2022.  Goodwill and intangible assets are comprised of the following as of December 31, 2021:

December 31, 2021
	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$697,238	(310,359)	$386,879	3-10
Developed Technology	4,595,600	(2,127,599)	2,468,001	9
Film Library	957,000	(249,300)	707,700	11
Trademarks and Tradenames	132,000	(38,339)	93,661	12
Total intangible assets, net	$6,381,838	(2,725,597)	$3,656,241

Goodwill	$104,657	—	$104,657

Amortization expense was $656,228 and $728,192 for year ended December 31, 2022 and 2021, respectively.

Impairment expense to intangibles was $3,000,013 and $330,508, respectively, for the years ended December 31, 2022 and 2021.

In addition, there was impairment expense to goodwill of $104,657 and $663,434 for the years ended December 31, 2022 and 2021, respectively.